Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Cash and Cash Equivalents
NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Cash on hand	286	286
Cash at bank	50,149,959	94,932,968
Restricted cash	—	—
Cash on deposit	17,257,970	66,856,893

	67,408,215	161,790,147

The above cash and cash equivalent are held in AUD, USD, and Euro. Cash on deposits are presented as cash and cash equivalents if they have a maturity of three months or less from the date of acquisition. The interest rates on these deposits range from 0 % to 4.2% in 2025 (0 % to 4.8% in 2024).